ALLOWANCE FOR LOAN LOSSES - Credit risk profile by internally assigned grade (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Originated Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Originated loans	$ 251,645	$ 226,891
Originated Loans Receivable | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	248,121	222,707
Originated Loans Receivable | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans	3,524	4,184
Originated Loans Receivable | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | One-to four Family Residential
Financing Receivable, Recorded Investment [Line Items]
Originated loans	168,118	157,883
Originated Loans Receivable | One-to four Family Residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	165,711	155,364
Originated Loans Receivable | One-to four Family Residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | One-to four Family Residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans	2,407	2,519
Originated Loans Receivable | One-to four Family Residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | One-to four Family Residential | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Multi-family Residential
Financing Receivable, Recorded Investment [Line Items]
Originated loans	17,185	15,309
Originated Loans Receivable | Multi-family Residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	17,090	15,214
Originated Loans Receivable | Multi-family Residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Multi-family Residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans	95	95
Originated Loans Receivable | Multi-family Residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Multi-family Residential | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Construction
Financing Receivable, Recorded Investment [Line Items]
Originated loans	8,327	7,141
Originated Loans Receivable | Construction | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	8,327	7,141
Originated Loans Receivable | Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Originated loans	57,213	45,788
Originated Loans Receivable | Commercial | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	56,191	44,218
Originated Loans Receivable | Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans	1,022	1,570
Originated Loans Receivable | Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Consumer
Financing Receivable, Recorded Investment [Line Items]
Originated loans	802	770
Originated Loans Receivable | Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Originated loans	802	770
Originated Loans Receivable | Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Originated Loans Receivable | Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Originated loans
Purchased Loans Receivable
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	91,087	114,324
Purchased Loans Receivable | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	84,693	108,472
Purchased Loans Receivable | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	6,394	5,852
Purchased Loans Receivable | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | One-to four Family Residential
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	63,508	78,353
Purchased Loans Receivable | One-to four Family Residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	60,918	74,410
Purchased Loans Receivable | One-to four Family Residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | One-to four Family Residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	2,590	3,943
Purchased Loans Receivable | One-to four Family Residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | One-to four Family Residential | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Multi-family Residential
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	3,316	7,496
Purchased Loans Receivable | Multi-family Residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	3,316	7,496
Purchased Loans Receivable | Multi-family Residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Multi-family Residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Multi-family Residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Multi-family Residential | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Commercial
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	24,144	26,967
Purchased Loans Receivable | Commercial | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	20,441	25,076
Purchased Loans Receivable | Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	3,703	1,891
Purchased Loans Receivable | Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Consumer
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	119	1,508
Purchased Loans Receivable | Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	18	1,490
Purchased Loans Receivable | Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Purchased loans	101	18
Purchased Loans Receivable | Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Purchased loans
Purchased Loans Receivable | Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Purchased loans